Annual Operating Expenses - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend 2015 Fund - Fidelity Freedom Blend 2015 Fund - Premier Class	May 30, 2024
Operating Expenses:
Management fee	0.20%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.20%	[1]

[1]	A Adjusted to reflect current fees.